Restatement - Unaudited Consolidated Statements of Comprehensive Income (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net (loss) income	$ (158,983)	$ 52,602
Other comprehensive loss:
Net loss on qualifying cash flow hedging instruments	1,092	(997)
Net gain (loss) on investment in available-for-sale securities		0
Other comprehensive income (loss)	1,092	(997)
Comprehensive loss	(157,891)	51,605
Comprehensive loss attributable to:
Stockholders of Golar LNG Limited	(170,120)	46,570
Non-controlling interests	$ 12,229	5,035
Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net (loss) income		24,390
Other comprehensive loss:
Net loss on qualifying cash flow hedging instruments		(35)
Net gain (loss) on investment in available-for-sale securities		(24,383)
Other comprehensive income (loss)		(24,418)
Comprehensive loss		(28)
Comprehensive loss attributable to:
Stockholders of Golar LNG Limited		(5,063)
Non-controlling interests		5,035
Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net (loss) income		28,212
Other comprehensive loss:
Net loss on qualifying cash flow hedging instruments		(962)
Net gain (loss) on investment in available-for-sale securities		24,383
Other comprehensive income (loss)		23,421
Comprehensive loss		51,633
Comprehensive loss attributable to:
Stockholders of Golar LNG Limited		51,633
Non-controlling interests		$ 0